SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	$ (5,075,122)	$ (33,630,021)		$ (258,915,539)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	764,527	933,152		$ 784,456
Gains from repurchase of convertible bond	(13,693,269)	(7,048,188)
Share-based compensation	1,527,494	2,240,126		$ 1,626,560
Losses (gains) on derivatives	6,030,915	(6,057,941)		(633,964)
Fair value change of warrant liability	$ (1,312,500)	(7,455,000)		$ (3,202,500)
Changes in assets and liabilities :
Other long-term assets		(158,952)
Prepaid expenses and other current assets	$ 15,169,401	40,319,263		$ 9,726,118
Other current liabilities	(2,951,445)	9,224,022		3,877,495
Other long-term liabilities	(1,728,349)	(2,874,319)		(8,689,735)
Net cash provided by (used in) operating activities	2,209,607	(121,688,959)		118,561,284
Investing activities:
Net cash provided by (used in) investing activities	(40,027,473)	115,460,987		(189,602,269)
Financing activities:
Proceeds from exercise of share option	$ 640,680	$ 993,329		477,829
Proceeds from issuance of common shares				70,050,000
Cash paid for insurance cost				$ (4,551,958)
Cash paid for repurchase of convertible notes	$ (54,376,600)	$ (9,809,860)
Cash paid for ADSs repurchase	(812,183)
Net cash provided by (used in) financing activities	(11,157,751)	$ 13,048,666		$ 67,620,092
Net increase (decrease) in cash and cash equivalents	(61,802,379)	13,074,926		(6,510,605)
Cash and cash equivalents, beginning of year	99,847,604	86,772,678		93,283,283
Cash and cash equivalents, end of year	38,045,225	99,847,604	¥ 109,951,726	86,772,678
RENESOLA LTD [Member]
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	(5,075,122)	(33,630,021)		(258,915,539)
Equity in losses of subsidiaries	21,642,270	47,999,050		250,906,004
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	764,527	933,152		$ 784,456
Gains from repurchase of convertible bond	(13,693,269)	(7,048,188)
Share-based compensation	1,466,181	2,166,097		$ 1,514,828
Losses (gains) on derivatives	(7,784,352)	(7,202,205)		1,045,925
Fair value change of warrant liability	$ (1,312,500)	(7,455,000)		(3,202,500)
Changes in assets and liabilities :
Other long-term assets		(158,952)		305,556
Prepaid expenses and other current assets	$ (257,933)	313,310		217,601
Other current liabilities	$ (1,067,521)	(536,417)		$ (309,043)
Other long-term liabilities		(2,582,694)
Net cash provided by (used in) operating activities	$ (5,317,719)	(7,201,868)		$ (7,652,712)
Investing activities:
Investment in subsidiaries	(33,783)	(15,623)		(14,400,000)
Net cash received from (paid for) settlement of derivatives	9,078,226	4,960,574		(876,730)
Net cash provided by (used in) investing activities	9,044,443	4,944,951		(15,276,730)
Financing activities:
Proceeds from exercise of share option	$ 640,680	$ 362,801		477,829
Proceeds from issuance of common shares				70,050,000
Cash paid for insurance cost				$ (4,551,958)
Cash paid for repurchase of convertible notes	$ (54,376,600)	$ (9,809,860)
Cash paid for ADSs repurchase	(812,184)
Receipt (payment) of loan from subsidiaries	59,675,011	$ 11,999,596		$ (47,379,054)
Net cash provided by (used in) financing activities	5,126,907	2,552,537		18,596,817
Net increase (decrease) in cash and cash equivalents	8,853,631	295,620		(4,332,625)
Cash and cash equivalents, beginning of year	1,327,697	1,032,077		5,364,702
Cash and cash equivalents, end of year	$ 10,181,328	$ 1,327,697		$ 1,032,077